FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
Assets measured at fair value as of December 31, 2022 and 2021 are available-for-sale investment securities which are summarized below:

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2022	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Corporate securities	$380,316	$380,316	$—	$—
Obligations of states and political subdivisions	219,648,027	—	219,648,027	—
Available-for-sale investment securities	$220,028,343	$380,316	$219,648,027	$—

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2021	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Corporate securities	$418,548	$418,548	$—	$—
Obligations of states and political subdivisions	261,183,377	—	261,183,377	—
Available-for-sale investment securities	$261,601,925	$418,548	$261,183,377	$—